Provisions for legal claims (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Changes in Other Provisions [RollForward]
Balances at beginning of year	$ 173,938
Balances at end of year	163,192	$ 173,938
Legal Proceedings Provision [Member]
Reconciliation of Changes in Other Provisions [RollForward]
Balances at beginning of year	18,516	13,386
Provisions constituted	14,490	11,116
Provisions used	(21,287)	(5,985)
Balances at end of year	$ 11,720	$ 18,516